Cover	Nov. 05, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity File Number	001-36867
Entity Registrant Name	ALLERGAN PLC
Entity Central Index Key	0001578845
Entity Tax Identification Number	98-1114402
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Clonshaugh Business and Technology Park
Entity Address, Address Line Two	Coolock
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D17 E400
City Area Code	862
Local Phone Number	261-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Share Par Value 0.0001 Per Share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Share, par value $0.0001 per share
Trading Symbol	AGN
Security Exchange Name	NYSE
Floating Rate Notes Due 2020
Document Information [Line Items]
Title of 12(b) Security	Floating rate notes due 2020
Trading Symbol	AGN20A
Security Exchange Name	NYSE
0.500 Percent notes due 2021
Document Information [Line Items]
Title of 12(b) Security	0.500% notes due 2021
Trading Symbol	AGN21
Security Exchange Name	NYSE
1.500 Percent notes due 2023
Document Information [Line Items]
Title of 12(b) Security	1.500% notes due 2023
Trading Symbol	AGN23A
Security Exchange Name	NYSE
1.250 Percent notes due 2024
Document Information [Line Items]
Title of 12(b) Security	1.250% notes due 2024
Trading Symbol	AGN24A
Security Exchange Name	NYSE
2.625 Percent notes due 2028
Document Information [Line Items]
Title of 12(b) Security	2.625% notes due 2028
Trading Symbol	AGN28
Security Exchange Name	NYSE
2.125 Percent notes due 2029
Document Information [Line Items]
Title of 12(b) Security	2.125% notes due 2029
Trading Symbol	AGN29
Security Exchange Name	NYSE